SCHEDULE OF INVENTORIES (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Inventory Disclosure [Abstract]
Raw foods	$ 16,998	$ 23,036	$ 40,192